Cover	Aug. 23, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2023
Entity File Number	001-40748
Entity Registrant Name	Waverley Capital Acquisition Corp. 1
Entity Central Index Key	0001849580
Entity Tax Identification Number	98-1586578
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	535 Ramona Street
Entity Address, Address Line Two	Suite #8
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	650
Local Phone Number	308-9907
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable public warrant
Trading Symbol	WAVCU
Security Exchange Name	NYSE
Class A ordinary share, $0.0001 par value
Title of 12(b) Security	Class A ordinary share, $0.0001 par value
Trading Symbol	WAVC
Security Exchange Name	NYSE
Warrants
Title of 12(b) Security	Warrants, each whole public warrant exercisable for one Class A ordinary share, at an exercise price of $11.50 per share
Trading Symbol	WAVCW
Security Exchange Name	NYSE